Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net [Abstract]
Schedule of finite lived intangible assets
	Weighted
	average
	amortization	December 31
	period	2014	2015
	(years)
Cost:
Acquired technology	8.14	$566	$1,566

Accumulated amortization:
Acquired technology		321	543

Intangible assets, net		$245	$1,023

Summary of future amortization expenses
December 31,

2016	$223
2017	100
2018	100
2019	100
2020 and thereafter	500

Total	$1,023